Notes to the Consolidated Statements of Cash Flows	12 Months Ended
Dec. 31, 2024
Notes to the Consolidated Statements of Cash Flows [Abstract]
Notes to the consolidated statements of cash flows

27. Notes to the consolidated statements of cash flows

Major non-cash transactions

(a)	During the year ended December 31, 2024, the Group had non-cash additions to right-of-use assets and lease liabilities of RMB4,715,000 (2023: RMB4,945,000) in respect of lease arrangements for one properties (Note 24).

(b)	During the year ended December 31, 2024, the Group issued 6,395,564 shares for conversion of convertible notes.

(c)	During the year ended December 31, 2024, the Group settled account payable of RMB6,402 with property, plant and equipment (2023: RMB3,550).